Other Current Liabilities and Accrued Expenses - Schedule of Other Current Liabilities and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities and Accrued Expenses [Abstract]
Royalties - IIA payable	$ 1,535	$ 1,378
Accrued commissions	4,150	3,725
Accrued expenses	5,187	5,360
Total	$ 10,872	$ 10,463